Investments in associates - Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets	$ 84,045	$ 104,794
Current liabilities	20,452	17,867
Revenue	247,320	217,809
Net loss	(48,343)	85,285
Other comprehensive (loss) income	(16,859)	9,080
Comprehensive loss	(65,202)	(174,110)
Osisko Development Corp. [Member]
Disclosure of associates [line items]
Current assets	96,409	168,104
Non-current assets	856,854	839,811
Current liabilities	58,019	53,275
Non-current liabilities	167,052	160,802
Revenue	43,944	47,801
Net loss	(108,675)	(184,016)
Other comprehensive (loss) income	(16,950)	14,927
Comprehensive loss	(125,625)	(169,089)
Carrying value of investment	115,651	207,000
Fair value of investment	$ 128,333	192,334
Osisko Mining [Member]
Disclosure of associates [line items]
Current assets		175,012
Non-current assets		796,242
Current liabilities		28,244
Non-current liabilities		230,200
Revenue		0
Net loss		(2,947)
Other comprehensive (loss) income		(4,570)
Comprehensive loss		(7,517)
Carrying value of investment		99,714
Fair value of investment		$ 175,082